Related Party and Former Parent Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party and Former Parent Transactions

Note 19: Related Party and Former Parent Transactions

Onex Partners Advisor LP (“Onex”), an affiliate of the Company, is considered a related party. Concurrent with the Acquisition, the Company entered into a Consulting Services Agreement with Onex, pursuant to which the Company is provided certain ongoing strategic and financing consulting services in exchange for a quarterly management fee. In connection with this agreement, the Company recognized $0 and $231 for the three months ended March 31, 2020, and 2019. The Company pays 0.1% interest per annum to Onex for the Credit Agreement. The Company recognized $0 and $215 for the three months ended March 31, 2020 and 2019, respectively, in interest expense for the Onex related interest. The Company had an outstanding liability of $20 and $3 to Onex as of March 31, 2020, and December 31, 2019, respectively. In addition, the Company paid Onex a management fee of $5,400 in connection with the 2019 Transaction in the second quarter of 2019. See Note 4 — "Business Combinations" for additional information.

BPEA, an affiliate of the Company, is considered a related party. Concurrently with the 2016 Transaction, the Company entered into a Management Services Agreement with Baring, pursuant to which the Company is provided certain ongoing strategic and financing consulting services. In connection with this agreement, the Company recognized $0 and $167 for the three months ended March 31, 2020, and 2019, respectively, in operating expenses related to this agreement. The Company had an outstanding liability of $0 and $0 to Baring as of March 31, 2020, and December 31, 2019, respectively. In addition, the Company paid BPEA a management fee of $2,100 in connection with the 2019 Transaction in the second quarter of 2019. See Note 4 — "Business Combinations" for additional information.

In connection with the 2016 Transaction, Bidco and a subsidiary of the Former Parent entered into the Transition Service Agreement, which became effective on October 3, 2016, pursuant to which such subsidiary of the Former Parent will, or will cause its affiliates and/or third-party service providers to, provide Bidco, its affiliates and/or third-party service providers with certain technology, facilities management, human resources, sourcing, financial, accounting, data management, marketing and other services to support the operation of the IP&S business as an independent company. Such services are provided by such subsidiary of the Former Parent or its affiliates and/or third-party service providers for various time periods and at various costs based upon the terms set forth in the Transition Service Agreement.

A controlled affiliate of Baring is a vendor of ours. Total payments to this vendor were $18 and $240 for the three months ended March 31, 2020 and 2019 respectively. The Company had an outstanding liability of $173 and $160 as of March 31, 2020 and December 31, 2019, respectively.

Jerre Stead, Chief Executive Officer of the Company, is the Co-founder of a vendor of ours. Total payments to this vendor were $0 for the three months ended March 31, 2020. The Company had an outstanding liability of $0 and $10 as of March 31, 2020 and December 31, 2019, respectively. This vendor was not a related party during the three months ended March 31, 2020 or 2019.

A former member of our key management is the Co-founder of a vendor of ours. Total payments to this vendor were $0 and $78 for the three months ended March 31, 2020 and 2019, and the Company had no outstanding liability as of March 31, 2020 and December 31, 2019. This vendor was not a related party during the three months ended March 31, 2019.

Note 23: Related Party and Former Parent Transactions

Onex Partners Advisor LP (“Onex”), an affiliate of the Company, is considered a related party. Concurrent with the 2016 Transaction, the Company entered into a Consulting Services Agreement with Onex, pursuant to which the Company is provided certain ongoing strategic and financing consulting services in exchange for a quarterly management fee. In connection with this agreement, the Company recognized $470, $920, and $1,230 in operating expenses related to this agreement for the year ended December 31, 2019, 2018, and 2017, respectively. The Company pays 0.1% interest per annum to Onex for the Credit Agreement. For the year ended December 31, 2019, 2018 and 2017, the Company recognized interest expense, for Onex related interest, of $327, $905 and $1,557, respectively. The Company had an outstanding liability of $3 and $450 to Onex as of December 31, 2019 and 2018, respectively. In addition, the Company paid Onex a management fee of $5,400 in connection with the 2019 Transaction in the second quarter of 2019. See Note 4 — “Business Combinations” for additional information.

BPEA, an affiliate of the Company, is considered a related party. Concurrently with the 2016 Transaction, the Company entered into a Management Services Agreement with Baring, pursuant to which the Company is provided certain ongoing strategic and financing consulting services. In connection with this agreement, the Company recognized $246, $669, and $854 in operating expenses related to this agreement for the years ended December 31, 2019, 2018 and 2017, respectively. The Company had an outstanding liability of $0 and $334 to

Baring as of December 31, 2019 and 2018, respectively. In addition, the Company paid BPEA a management fee of $2,100 in connection with the 2019 Transaction in the second quarter of 2019. See Note 4 — “Business Combinations” for additional information.

In connection with the 2016 Transaction, Bidco and a subsidiary of the Former Parent entered into the Transition Service Agreement, which became effective on October 3, 2016, pursuant to which such subsidiary of the Former Parent will, or will cause its affiliates and/or third-party service providers to, provide Bidco, its affiliates and/or third-party service providers with certain technology, facilities management, human resources, sourcing, financial, accounting, data management, marketing and other services to support the operation of the IP&S business as an independent company. Such services are provided by such subsidiary of the Former Parent or its affiliates and/or third-party service providers for various time periods and at various costs based upon the terms set forth in the Transition Service Agreement.

A controlled affiliate of Baring is a vendor of ours. Total payments to this vendor were $765, $531 and $388 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company had an outstanding liability of $160, $120 and $199 as of December 31, 2019, 2018 and 2017, respectively.

Jerre Stead, Chief Executive Officer of the Company, is the Co-founder of a vendor of ours. Total payments to this vendor were $756 for the year ended December 31, 2019 and the Company had an outstanding liability of $10 as of December 31, 2019. This vendor was not a related party in 2018 and 2017.

A former member of our key management is the Co-founder of a vendor of ours.Total payments to this vendor were $278 and $865 for the year ended December 31, 2019 and 2018, respectively. The Company had an outstanding liability of $0 and $332 as of December 31, 2019 and 2018, respectively. This vendor was not a related party in 2017.

In connection with our acquisition of Publons, we paid a $716 consulting fee to a former board member and company executive for the year ended December 31, 2017.